Document and Entity Information	Jul. 22, 2021
Cover [Abstract]
Entity Registrant Name	ALASKA COMMUNICATIONS SYSTEMS GROUP INC
Local Phone Number	297-3000
Amendment Flag	false
Entity Central Index Key	0001089511
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 22, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-38341
Entity Tax Identification Number	52-2126573
Entity Address, Address Line One	600 Telephone Avenue
Entity Address, City or Town	Anchorage
Entity Address, State or Province	AK
Entity Address, Postal Zip Code	99503-6091
City Area Code	907
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $.01 par value per share
Trading Symbol	ALSK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false